Deferred compensation plans - Activity Relating to SAR Plan A (Detail) - SAR Plan A [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Outstanding
Outstanding (number of shares), Beginning	15,649,400
Outstanding (number of shares), Granted	2,597,000
Outstanding (number of shares), Exercised	(1,219,300)
Outstanding (number of shares), Forfeited	(70,000)
Outstanding (number of shares), Expired	(1,966,000)
Outstanding (number of shares), Ending	14,991,100	15,649,400
Outstanding (number of shares), Exercisable, Ending	9,697,800
Weighted-average exercise price
Weighted-average exercise price, Beginning	¥ 683
Weighted-average exercise price, Granted	809
Weighted-average exercise price, Exercised	442
Weighted-average exercise price, Forfeited	767
Weighted-average exercise price, Expired	1,274
Weighted-average exercise price, Ending	640	¥ 683
Weighted-average exercise price, Exercisable, Ending	¥ 566
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	3 years 7 months	3 years 10 months
Weighted-average remaining life until expiry (years), Exercisable	2 years 8 months